17. TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current trade payables [member]
TradePayablesLineItems [Line Items]
Trade payables	R$ 4,893,589	R$ 3,012,654
(-) Adjustment present value	(74,050)
Trade payable, net	4,819,539	R$ 3,012,654
Non current trade payables [member]
TradePayablesLineItems [Line Items]
Trade payables	594,051
(-) Adjustment present value	(50,524)
Trade payable, net	R$ 543,527